Land and Development (Tables)	12 Months Ended
Dec. 31, 2016
Land and Land Improvements [Abstract]
Schedule of land and land improvements
The Company's land and development assets were comprised of the following ($ in thousands):

	As of December 31,
	2016	2015
Land and land development, at cost	$952,051	$1,007,995
Less: accumulated depreciation	(6,486)	(6,032)
Total land and development, net	$945,565	$1,001,963